Other long-term liabilities - Preferred Shares, Series C (Details) $ in Thousands	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 USD ($)
Class of Stock [Line Items]
Total Preferred shares series C	$ 13,348		$ 13,698
Series C Preferred Stock
Class of Stock [Line Items]
Redeemable preferred stock issued (in shares) | shares	100
Preferred stock redemption price per share (in CAD per share) | $ / shares		$ 53,400,000
Series C Preferred Stock | Dividends Payable
Class of Stock [Line Items]
2022	$ 1,102
2023	1,330
2024	1,542
2025	1,559
2026	1,406
Thereafter to 2031	6,320
Redemption amount	4,212
Estimated dividend and redemption payments	17,471
Less: amounts representing interest	(4,123)
Total Preferred shares series C	13,348
Less current portion	(1,102)
Preferred shares series C, noncurrent	$ 12,246